Inventories, Net - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Inventory Disclosure [Line Items]
Inventory write down	$ 3,142	$ 10,504	$ 2,186